Note 4 - Federal Income Taxes (Details) - Reconciliation of Income Tax Rate	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Income Tax Rate [Abstract]
Statutory federal income tax rate	34.00%	34.00%
Small life insurance company deduction	(18.00%)	(28.20%)
Dividends-received deduction	(1.20%)	(0.90%)
Defined contribution plan dividend	(1.40%)	(1.30%)
Nondeductible COLI expense	(4.90%)	(4.60%)
Nondeductible travel & meals expense	0.80%	0.80%
Implied interest on structured note		2.00%
True-up of provision to actual	1.70%	(0.10%)
Other	4.60%	(1.90%)
Effective income tax rate	15.60%	(0.20%)